MARCH 13, 2025
SUPPLEMENT TO THE FOLLOWING:
HARTFORD SCHRODERS EMERGING MARKETS EQUITY FUND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2025
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding Hartford Schroders Emerging Markets Equity Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective as of the opening of business on April 14, 2025, the Hartford Schroders Emerging Markets Equity Fund will no longer be closed to new investors and will be available for purchase by all eligible investors. Accordingly, effective April 14, 2025, all information related to the Hartford Schroders Emerging Markets Equity Fund being closed to new investors in the above referenced Summary Prospectus and Statutory Prospectus is deleted in its entirety.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7725
March 2025